Janus Henderson Flexible Bond Fund Expense Example - Class D Shares [Member] - Janus Henderson Flexible Bond Fund - Class D	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	$ 732